Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The consolidated financial statements are prepared in accordance with U.S. GAAP. Before March 1, 2017, the Company was an investment company under U.S. GAAP for the purposes of financial reporting. U.S. GAAP for an investment company requires investments to be recorded at estimated fair value and the unrealized gains and/or losses in an investment’s fair value are recognized on a current basis in the statements of operations. In addition, the Company did not consolidate its subsidiaries, since they were operating companies and not investment companies. Such entities were fair valued in accordance with ASC Topic 946 (“ASC 946”) and ASC Topic 820 (“ASC 820”).

As of March 1, 2017, after the change of business purpose, legal form and substantive activities, the Company’s status changed to an operating company from an investment company since it no longer met the criteria to qualify as an investment company under the ASC 946. The Company discontinued applying the guidance in ASC 946 and began to account for the change in status prospectively by accounting for its investments in accordance with other U.S. GAAP topics.

This change in status and the accounting policies affect the comparability of the financial statements. As such, for the period January 1, 2017 through February 28, 2017, statements of operations, changes in net assets, and cash flows have been presented on the predecessor basis of accounting as an investment company, and on the basis of accounting as an operating company since March 1, 2017. The consolidated balance sheets as of December 31, 2018 and 2017 have been presented on the successor basis.

Principles of consolidation

Principles of consolidation

The consolidated financial statements of the Group are presented on the accrual basis of accounting in accordance with U.S. GAAP and include the accounts of the Company, its direct and indirect wholly and majority owned subsidiaries and a variable interest entity. All material intercompany balances and transactions have been eliminated in preparation of the consolidated financial statements. Non-controlling interests represent the equity interest that is not owned by the Group.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements on successor basis in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations as well as income and expenses during the reporting period. Significant accounting estimates reflected in the Group’s consolidated financial statements include valuation of warrants, fair value of investments in securities, convertible debts and finance lease, the useful lives of intangible assets and property, plant and equipment, impairment of long-lived assets, valuation allowance for deferred tax assets, and collectability of receivables. Actual results could differ from those estimates.

Foreign currency translation and transaction

Foreign currency translation and transaction

USD is the reporting currency. The functional currency of subsidiaries in the Cayman Islands is USD, the functional currency of subsidiaries in Hong Kong is Hong Kong Dollars (“HKD”), the functional currency of a subsidiary in Macao is Macanese Pataca (“MOP”) and the functional currency of a subsidiary in the United Kingdom is Great British Pound (“GBP”). An entity’s functional currency is the currency of the primary economic environment in which it operates, normally that is the currency of the environment in which it primarily generates and expends cash. The management considered various indicators, such as cash flows, market expenses, financing and inter-company transactions and arrangements in determining the Group’s functional currency.

In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use HKD, MOP and GBP as their functional currency, has been translated into USD. Assets and liabilities are translated from each subsidiary’s functional currency at the exchange rates on the balance sheet dates, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average exchange rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the statements of operations and comprehensive loss.

Cash	Cash Cash consists of cash on hand and bank deposits and cash denominated in foreign currencies, which is unrestricted as to withdrawal and use.
Restricted Cash	Restricted Cash Restricted cash relates to cash deposited into the escrow account from investors for the purpose of the subscription of convertible debts.
Inventories

Inventories

Inventories are stated at lower of cost or net realizable value. Cost is determined using the weighted average method.

Where there is evidence that the utility of inventories, in their disposal in the ordinary course of business, will be less than cost, whether due to physical deterioration, obsolescence, changes in price levels, or other causes, the inventories are written down to net realizable value.

Accounts receivable

Accounts receivable

Accounts receivable are stated at the original amount less an allowance for doubtful receivables, if any, based on a review of all outstanding amounts at period end. An allowance is also made when there is objective evidence that the Group will not be able to collect all amounts due according to the original terms of the receivables. The Group analyzes the aging of the customer accounts, historical and current economic trends and the age of the receivables when evaluating the adequacy of the allowance for doubtful accounts.

Marketable Securities

Marketable Securities

Marketable Securities are accounted for as trading securities or available-for-sale securities based on the trading purpose, which are measured at fair value. Gains or losses from changes in fair value of trading securities are recorded through earnings. Gains or losses from changes in the fair value of available-for-sale securities are recorded in accumulated other comprehensive income, until the investment is sold or otherwise disposed of, or until the investment is determined to be other-than-temporarily impaired, at which time the cumulative gain or loss previously reported in equity is included in income. The specific identification method is used to determine the realized gain or loss on investments sold or otherwise disposed.

The Group measures the investments in marketable securities at fair value based on quoted market prices. Gains from the marketable securities amounting to $501,522 and $3,912,500, respectively, were recognized in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2018 and the period March 1, 2017 to December 31, 2017. The Group recognized the unrealized loss on investments in available-for-sale securities amounting to $1,122,251 and $367,782, respectively, for the year ended December 31, 2018 and the period March 1, 2017 to December 31, 2017.

For the year ended December 31, 2018, the Group disposed the available-for-sale securities with sales proceeds of $637,582 received and recognized a gain of $501,522 in the consolidated statements of operations.

During the period March 1, 2017 to December 31, 2017, the Group disposed the trading securities and available-for-sale securities, with sales proceeds of $15,738,517 and $310,550 received, and recognized a gain of $3,917,046 and a loss of $4,546 on the consolidated statements of operations.

Investments in derivatives

Investments in derivatives

Investments in derivatives consisted of warrants, which are measured at fair value, with gains or losses from changes in fair value recorded through earnings. The fair value of these warrants have been determined using the Black-Scholes pricing mode. The Black-Scholes pricing model provides for assumptions regarding volatility, call and put features and risk-free interest rates within the total period to maturity.

For the year ended December 31, 2018 and the period March 1, 2017 to December 31, 2017, the Group disposed of warrants with proceeds of $4,957 and $nil received, respectively. Loss on the warrants amounted to $974,444 and $827,501, respectively, was recognized in the consolidated statements of operations for the year ended December 31, 2018 and the period March 1, 2017 to December 31, 2017.

Non-marketable investments

Non-marketable investments

Non-marketable investments are comprising of investments in non-redeemable preferred shares of privately-held companies accounted for under the cost method and are not required to be consolidated under the variable interest or voting models. Non-marketable investments are classified as non-current assets on the consolidated balance sheets as those investments do not have stated contractual maturity dates. Non-marketable equity investments are measured at purchase cost with appropriate consideration given to impairment.

The Group periodically review the equity investments for impairment. The Group considers impairment indicators such as negative changes in industry and market conditions, financial performance, business prospects, and other relevant events and factors. If any impairment is considered other-than-temporary, the fair value of the securities is below the carrying amount, the Group will write down the securities to fair value. As of December 31, 2018 and 2017, the Group believes no impairment charge is necessary.

As of December 31, 2018 and 2017, investments accounted for under the cost method had a carrying value of $7,094,712 and $7,394,713 respectively.

Fair value measurement

Fair value measurement

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact its business, and it considers assumptions that market participants would use when pricing the asset or liability.

As a basis for considering such assumptions, a three-tier fair value hierarchy prioritizes the inputs utilized in measuring fair value as follows:

●	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

●	Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The hierarchy requires the Group to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Group has estimated the fair value amounts of its financial instruments using the available market information and valuation methodologies considered to be appropriate and has determined that the carrying value of the Group’s cash, restricted cash, due from brokers, other receivables and prepayments, amounts due from/to related parties, and accounts payable and accrued expenses as of December 31, 2018 and 2017 approximate fair value due to the short-term nature of these assets and liabilities.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment is stated at cost less accumulated depreciation. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Maintenance, repairs and betterments, including replacement of minor items, are charged to expense; major additions to physical properties are capitalized.

Depreciation of property, plant and equipment is provided using the straight-line method over their estimated useful lives:

Building	29 years
Computer equipment	3 years
Furniture, fixture, and office and medical equipment	5 years
Leasehold improvements	Shorter of the remaining lease terms or 5 years
Laboratory equipment	5 years
Motor vehicle	5 years

Upon sale or disposal, the applicable amounts of asset cost and accumulated depreciation are removed from the accounts and the net amount less proceeds from disposal is charged or credited to income.

Other non-current asset

Other non-current asset

Other non-current asset represents laboratory supplies that can be used for more than one year. Cost represents the purchase price of the supplies.

Amortization of other non-current asset is provided using the straight-line method over their estimated useful lives. The amortization expenses for the year ended December 31, 2018 is $59,833.

Intangible assets

Intangible assets

Indefinite-lived intangible assets are tested for impairment at least annually and are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Indefinite-lived intangible assets are impaired if their estimated fair values are less than their carrying values.

Finite-lived intangible assets are initially recorded at fair value when acquired, in which the finite intangible assets are amortized over their estimated useful life, which is the period over which the assets are expected to contribute directly or indirectly to the future cash flows of the Group. These intangible assets are tested for impairment at the time of a triggering event, if one were to occur. Finite-lived intangible assets may be impaired when the estimated undiscounted future cash flows generated from the assets are less than their carrying amounts.

The Group may rely on a qualitative assessment when performing its intangible asset impairment test. Otherwise, the impairment evaluation is performed at the lowest level of identifiable cash flows independent of other assets.

The Group’s intangible assets mainly consist of computer software, exclusive rights in prepaid patented and unpatented licenses. The prepaid patented licenses are for clinical purpose or further development into other products. Prepaid unpatented license is for further development, once the associated research and development efforts are completed, the prepaid unpatented license will be reclassified as a finite-lived asset and is amortized over its useful life. The estimated useful life of the exclusive rights in using patents is generally the remaining patent life from the acquisition date to expiration date under the law, which is 17 to 20 years, the Group will reassess the remaining patent life on annual basis, and the Group will assess the intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable.

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows.

Convertible debts

Convertible debts

The Group determines the appropriate accounting treatment of its convertible debts in accordance with the terms in relation to the conversion feature, call and put option, beneficial conversion feature (“BCF”) and settlement feature. After considering the impact of such features, the Group concludes that, as of December 31, 2017, the convertible debts contained a contingent beneficial conversion, which shall not be recognized in earnings until the contingency is resolved, and therefore accounts for such instrument as a liability in its entirety.

Convertible debts were subsequently measured at amortized cost, using the effective interest rate method. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in interest expense in the consolidated statements of operations.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in finance costs in the condensed consolidated statements of operations.

Management concluded that the contingency was effectively resolved upon the completion of the IPO on December 17, 2018 so that part of the convertible debts were converted automatically accordingly. The BCF derecognized upon automatic conversion was recorded as interest expense with a corresponding increase to additional paid-in capital. The remaining BCF was recorded as debt discount, which was amortized through the maturity of the convertible debts, with a corresponding increase to additional paid-in capital.

Finance lease

Finance lease

Leases that transfer substantially all the rewards and risks of ownership of assets to the Group, other than legal title, are accounted for as finance leases. At the inception of a finance lease, the cost of the leased asset is capitalized at the present value of the minimum lease payments and recorded together with the obligation, excluding the interest element, to reflect the purchase and financing. Assets held under capitalized finance leases are included in property, plant and equipment, and depreciated over the shorter of the lease terms and the estimated useful lives of the assets. The interest expenses of such leases are charged to the consolidated statements of operations so as to provide a constant periodic rate of charge over the lease terms.

Warrant liabilities

Warrant liabilities

For warrants that are not indexed to the Group’s shares, the Group records the fair value of the issued warrants as liabilities at each balance sheet date and records changes in the estimated fair value as a non-cash gain or loss in the consolidated statements of operations and comprehensive loss. The warrant liabilities are recognized in the consolidated balance sheets at the fair value (level 3). The fair value of these warrants have been determined using the Black-Scholes pricing mode. The Black-Scholes pricing model provides for assumptions regarding volatility, call and put features and risk-free interest rates within the total period to maturity.

Revenue recognition

Revenue recognition

Dividend income is recorded on the ex-dividend date, and interest income is recorded on an accrual basis.

Healthcare service income is recognized when persuasive evidence of the services is rendered, the services price is fixed or determinable and collectability of the receivable is reasonably assured.

Cost of healthcare service	Cost of healthcare service Cost of healthcare service rendered represents cost in relation to the medical services provided including the cost of pharmaceutical supplies and medicine.
Research and development expenses

Research and development expenses

Research and development costs are expensed as incurred. Research and development expenses are comprised of costs incurred in performing research and development activities, including amortization of the patent license, depreciation of laboratory equipment, external costs of outside vendors engaged to conduct preclinical development activities and trials.

Income taxes

Income taxes

The Group accounts for income taxes under the asset and liability method. Under this method, deferred income taxes are determined based on differences between the financial carrying amounts of existing assets and liabilities and their tax bases. Income taxes are provided for in accordance with the laws of the relevant taxing authorities.

A valuation allowance is provided for deferred tax assets if it is more likely than not that these items will either expire before the Group is able to realize their benefits, or that future deductibility is uncertain. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Uncertain tax positions

Uncertain tax positions

The Group accounts for uncertainty in income taxes using a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. Interest and penalties related to uncertain tax positions are recognized and recorded as necessary in the provision for income taxes. The Group recognizes interest on non-payment of income taxes and penalties associated with tax positions when a tax position does not meet more likely than not thresholds be sustained under examination. The tax returns of the Group’s Hong Kong subsidiaries and variable interest entity (“VIE”) are subject to examination by the relevant tax authorities. According to the Hong Kong Inland Revenue Department, the statute of limitation is six years if any company chargeable with tax has not been assessed or has been assessed at less than the proper amount, the statute of limitation is extended to ten years if the underpayment of taxes is due to fraud or willful evasion. According to United Kingdom’s policy, trading losses are available to be carried forward indefinitely. The Group did not have any material interest or penalties associated with tax positions for the year ended December 31, 2018 and the period March 1, 2017 through December 31, 2017, and did not have any significant unrecognized uncertain tax positions as of December 31, 2018 and 2017. The Group does not believe that its assessment regarding unrecognized tax benefits will materially change over the next twelve months.

Comprehensive income or loss

Comprehensive income or loss

U.S. GAAP generally requires that recognized revenue, expenses, gains and losses be included in net income or loss. Although certain changes in assets and liabilities are reported as separate components of the equity section of the consolidated balance sheets, such items, along with net income, are components of comprehensive income or loss. The components of other comprehensive income or loss consist of unrealized gain or loss on available-for-sale short-term investments and exchange differences on translation of foreign operations.

Loss per share

Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential dilutive securities are excluded from the calculation of diluted loss per share in loss periods as their effect would be anti-dilutive.

Recently issued accounting standards

Recently issued accounting standards

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”), which was subsequently modified in August 2015 by ASU 2015-14, Revenue from Contracts with Customers: Deferral of the Effective Date. This guidance will be effective for fiscal years (and interim reporting periods within those years) beginning after December 15, 2017. The core principle of ASU 2014-09 is that companies should recognize revenue when the transfer of promised goods or services to customers occurs in an amount that reflects what the company expects to receive. It requires additional disclosures to describe the nature, amount, timing and uncertainty of revenue and cash flows from contracts with customers. In 2016, the FASB issued additional ASUs that clarify the implementation guidance on principal versus agent considerations (ASU 2016-08), on identifying performance obligations and licensing (ASU 2016-10), and on narrow-scope improvements and practical expedients (ASU 2016-12) as well as on the revenue recognition criteria and other technical corrections (ASU 2016-20). In 2017, the FASB issued Accounting Standards Update (ASU) 2017-05, Other Income—Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20), which was originally issued in ASU 2014-09. The amendments in this Update require that an entity to initially measure a retained non-controlling interest in a nonfinancial asset at fair value consistent with a how a retained non-controlling interest in a business is measured.

Under Topic 606, an entity recognizes revenue when the consultation service was completed, the control of the medicine was delivered to the patients and the appointment of the laboratory test was made, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. It also impacts certain other areas, such as the accounting for costs to obtain or fulfill a contract. The standard also requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers.

The Group is an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2010 (the “JOBS Act”). Under the JOBS Act, emerging growth companies (“EGCs”) can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. Management has adopted this standard effective January 1, 2019 using the modified-retrospective approach, in which case the cumulative effect of applying the standard would be recognized at the date of initial application. The Group also estimates there will not be a material impact to the beginning balance of retained earnings.

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments—Overall: Recognition and Measurement of Financial Assets and Financial Liabilities (ASU 2016-01), which requires equity investments to be measured at fair value through net income. Equity investments that are accounted for under the equity method are not impacted. ASU 2016-01 provides that equity investments without readily determinable fair values can be valued at cost minus impairment using a simplified impairment assessment that utilizes qualitative assessments. ASU 2016-01 requires separate presentation of the financial assets and liabilities by category and form. ASU 2016-01 should be applied prospectively and will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. As an EGC, the Group chose to delay the adoption of the update for one year. The Group adopted the new standard on January 1, 2019. The most significant impact to the consolidated financial statements relates to the recognition and measurement of equity investments at fair value in the consolidated statements of operations. The management has elected to use the measurement alternative, defined as cost, less impairments, adjusted by observable price changes. The management anticipates that the adoption of ASU 2016-01 will increase the volatility of the other (loss) income, net, as a result of the remeasurement of the equity securities upon the occurrence of observable price changes and impairments.

In February 2016, the FASB issued ASU 2016-02, Leases (“ASU 2016-02”), which requires a lessee to recognize a right-of-use asset and a lease liability for operating leases, initially measured at the present value of the future lease payments, in the balance sheet. ASU 2016-02 also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. This new guidance is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted. The Group is currently evaluating the potential effects of adopting the provisions of ASU 2016-02 on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which amends ASC 820, Fair Value Measurement. This ASU modifies the disclosure requirements for fair value measurements by removing, modifying, or adding certain disclosures. The effective date is the first quarter of fiscal year 2021, with early adoption permitted for the removed disclosures and delayed adoption until fiscal year 2021 permitted for the new disclosures. The removed and modified disclosures will be adopted on a retrospective basis and the new disclosures will be adopted on a prospective basis. The adoption will not have a material effect on the Group’s financial statements.

The Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of operations and cash flows.